Trade and Other Receivables - Schedule of Expected Credit Loss on Trade Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables	€ 117,734	€ 51,467	€ 26,802
Contract assets	81,923	37,609	8,880	€ 19,999
Not due
Disclosure of Trade And Other Receivables [Line Items]
Total	197,482	86,638	18,519
Not due | Cost
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables	115,559	49,029	9,639
Contract assets	81,923	37,609	8,880
Overdue 1-30 days
Disclosure of Trade And Other Receivables [Line Items]
Total	716	0	14,287
Overdue 1-30 days | Cost
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables	716	0	14,287
Overdue 31 to 60 days
Disclosure of Trade And Other Receivables [Line Items]
Total	1,459	2,373	603
Overdue 31 to 60 days | Cost
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables	1,459	2,373	603
Overdue +61 days
Disclosure of Trade And Other Receivables [Line Items]
Total	0	65	2,273
Overdue +61 days | Cost
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables	0	65	2,273
Total
Disclosure of Trade And Other Receivables [Line Items]
Total	199,657	89,076	35,682
Total | Cost
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables	117,734	51,467	26,802
Contract assets	€ 81,923	€ 37,609	€ 8,880